Long-Term Incentive Programs and Management remuneration	12 Months Ended
Dec. 31, 2023
Long-Term Incentive Programs and Management remuneration
Long-Term Incentive Programs and Management remuneration

20. Long-Term Incentive Programs and Management remuneration

The Company offers to its executives and employees long-term incentive plans (“ILPs”) based on the issuance of restricted Class A common shares (“RSUs”) and cash-based payments equivalent to RSU. The Company recognizes as expense the fair value of RSUs, measured at the grant date, on a straight-line basis during the vesting provided by the respective plan, with a corresponding entry: to shareholders’ equity for plans exercisable in shares; and to liabilities for plans exercisable in cash. The accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered. The expense of the plans is recognized in the statement of profit or loss in accordance with the function performed by the beneficiary.

Since its Initial Public Offering (IPO), the Company settled four Long-Term Incentive Programs, being two totally concluded and two still in force. In July 2021 in connection with the consummation of the initial public offering, the Company approved the Long-Term Incentive Program number two and three (“ILP 2” and “ILP3”) which entitled certain executives and employees to receive RSU and cash-based payments equivalent to RSU, establishing the terms, quantities, and conditions for the acquisition of rights related to the RSU. Beneficiaries of ILP 2 and 3 received 50% of the total granted RSU in cash in August 2021 and received RSU in January 2023 after a cliff vesting period of 24 months.

On May 4, 2022, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 4”) that will grant a maximum of 240,000 RSUs (or cash-based payments equivalent to RSUs) to certain executives and employees of the Company subject to a vesting period of 28 months as of May 5, 2022 and, to certain executives and employees, the achievement of certain gross profit performance goals. The granting of RSU under ILP 4 partially occurred in the third quarter of 2022 and a provision was recorded as an expense in the consolidated statements of profit or loss.

On February 24, 2023, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 5”) that will grant a maximum of 2,300,000 RSUs (or cash-based payments equivalent to RSUs) to certain executives and employees of the Company subject to a vesting period of 36 with retroactive effects as from January 1, 2023.

As of December 31, 2023, the Company had outstanding 2,450,849 “RSUs” that were authorized but not yet issued, related with future vesting conditions. The total compensation cost related to unvested RSUs was R$2,314 (R$2,164 as of December 31, 2022) recorded in the consolidated financial statements. An expense amounting to R$4,193 (R$3,955 for the year ended December 31, 2022) was recorded in the consolidated statements of profit or loss position as relative to the vesting period of the restricted share units.

Date		Quantity
Grant	Vesting	Shares granted	Weighted average grant date fair value (Per share)
08.09.2021	12.22.2022	45,522	59.11
08.23.2021	12.22.2022	11,436	84.50
08.24.2021	12.22.2022	3,833	86.68
05.05.2022	05.09.2024	240,000	75.72
03.13.2023	12.31.2025	2,300,000	8.34
		2,600,791

As of December 31, 2023 the Company has 2,450,849 shares issued (outstanding shares), reserved for the shared based payment plans.

The roll forward of the outstanding shares for the year ended December 31, 2023, is presented as follows:

Consolidated
Outstanding RSU as of December 31, 2021	60,791
Shares granted	240,000
Shares delivered	(5,457)
Outstanding RSU on December 31, 2022	295,334
Shares granted	2,300,000
Shares delivered	(144,485)
Outstanding RSU on December 31, 2023	2,450,849

Key management personnel compensation

Key management personnel compensation comprised the following:

	For the Year ended December 31
	2023	2022
Short-term employee benefits	13,363	19,739
Other long-term benefits	1,120	530
Termination benefits	873	1,159
Share-based payments	1,466	2,218
Total	16,822	23,646